FINANCE LEASE LIABILITY (Schedule of Finance Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Finance lease liability, current portion	$ 419,341	$ 53,655
Finance lease liability, long-term portion	0	419,341
Finance lease liability, total	$ 419,341	$ 472,996